Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 436,899	$ 439,474	$ 2,639,071	$ 2,952,936	$ 3,554,712	$ 3,008,654
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	80,788	39,140	231,168	181,688	168,723	230,874
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	356,111	400,334	2,407,903	2,771,248	3,385,989	2,777,780
Transferred at Point in Time [Member] | Golf Operations One Time Green Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue	214,254	261,051	1,743,483	2,066,174	2,475,133	2,079,741
Transferred at Point in Time [Member] | Sales Of Food And Beverage [Member]
Disaggregation of Revenue [Line Items]
Total revenue	107,707	108,846	499,792	530,012	682,281	517,694
Transferred at Point in Time [Member] | Sales Of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,627	19,780	91,451	107,861	138,450	99,366
Transferred at Point in Time [Member] | Ancillary Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,523	$ 10,657	$ 73,177	$ 67,201	$ 90,125	$ 80,979